Significant Accounting Policies - Schedule of Operating Revenue within Scope of ASC 606 Disaggregated by Revenue Sources (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue [Line Items]
Revenue	¥ 7,906,670	¥ 9,456,683	¥ 4,676,411
Online direct sales
Disaggregation Of Revenue [Line Items]
Revenue	1,900,835	3,623,991	2,396,680
Membership services
Disaggregation Of Revenue [Line Items]
Revenue	113,107	112,558	124,066
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	68,890	92,292	79,848
Online direct sales and services income
Disaggregation Of Revenue [Line Items]
Revenue	2,082,832	3,828,841	2,600,594
Loan facilitation and servicing fees-credit oriented
Disaggregation Of Revenue [Line Items]
Revenue	3,786,996	4,811,868	1,875,207
Loan facilitation and servicing fees-credit oriented | Loan Facilitation and Matching Service Fee Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue	2,628,941	3,868,044	1,494,822
Loan facilitation and servicing fees-credit oriented | Post-Origination Service Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue	1,087,567	643,399	289,054
Loan facilitation and servicing fees-credit oriented | Investment Program Management Service Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue	70,488	300,425	91,331
Platform-based services income
Disaggregation Of Revenue [Line Items]
Revenue	2,036,842	815,974	200,610
Platform-based services income | Loan Facilitation and Matching Service Fee-Performance Based
Disaggregation Of Revenue [Line Items]
Revenue	1,656,998	556,143	133,841
Platform-based services income | Post-Origination Service Fees-Performance Based
Disaggregation Of Revenue [Line Items]
Revenue	273,837	92,373	15,500
Platform-based services income | Loan facilitation and servicing fees-volume based
Disaggregation Of Revenue [Line Items]
Revenue	¥ 106,007	¥ 167,458	¥ 51,269